ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

April 30, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
LHA Market State™ Alpha Seeker ETF (S000067502)
LHA Market State™ Tactical Beta ETF (S000069542)
LHA Market State™ Tactical Q ETF (S000075031)
LHA Risk-Managed Income ETF (S000080534)
(the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2024, and filed electronically as Post-Effective Amendment No. 950 to the Trust’s Registration Statement on Form N‑1A on April 25, 2024.

If you have any questions or require further information, do not hesitate to contact me at amber.kopp@usbank.com.

Sincerely,

/s/ Amber C. Kopp
Amber C. Kopp
U.S. Bank Global Fund Services,
as administrator for the Fund